As filed with the Securities and Exchange Commission on August 29, 2013

File No. 333-187078

United States
Securities and Exchange Commission
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ___
Post-Effective Amendment No. 2

(Check appropriate box or boxes)

PIONEER SERIES TRUST XII
(formerly, Pioneer Independence Fund)

(Exact Name of Registrant as Specified in Charter)

(617) 742-7825
(Area Code and Telephone Number)

60 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

Terrence J. Cullen, Secretary
Pioneer Investment Management, Inc.
60 State Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Copies to: Roger P. Joseph, Esq.
Bingham McCutchen LLP
One Federal Street
Boston, Massachusetts 02110

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, which permits registration of an indefinite number of securities.

Title of Securities Being Registered: Shares of beneficial interest of Pioneer Independence Fund (now known as Pioneer Disciplined Growth Fund), a series of the Registrant.

This filing will become effective on August 29, 2013, pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

Part A - Prospectus/Proxy Statement and Part B - Statement of Additional Information are incorporated by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 as filed with the Securities and Exchange Commission on April 26, 2013.

PART C

OTHER INFORMATION
PIONEER SERIES TRUST XII

ITEM 15. INDEMNIFICATION

No change from the information set forth in Item 30 of the most recently filed Registration Statement of Pioneer Series Trust XII (formerly, Pioneer Independence Fund) (the "Registrant") on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 333-42105 and 811-08547), as filed with the Securities and Exchange Commission on April 29, 2013 (Accession No. 0000276776-13-000064), which information is incorporated herein by reference.

ITEM 16. EXHIBITS

(1)(a)	Amended and Restated Agreement and Declaration of Trust	(5)
(1)(b)	Amendment to Amended and Restated Agreement and Declaration of Trust (as of May 22, 2010)	(7)
(1)(c)	Certificate of Trust	(1)
(2)(a)	Amended and Restated By-Laws	(5)
(3)	Not applicable
(4)	Form of Agreement and Plan of Reorganization	(*)
(5)	Reference is made to Exhibits (1) and (2) hereof
(6)(a)	Amended and Restated Management Contract between the Trust and Pioneer Investment Management, Inc. (January 1, 2011)	(7)
(6)(b)	Expense Limit Agreement	(10)
(7)(a)	Underwriting Agreement between the Trust and Pioneer Funds Distributor, Inc.	(2)
(7)(b)	Dealer Sales Agreement	(3)
(8)	Not applicable
(9)(a)	Custodian Agreement between the Trust and Brown Brothers Harriman & Co.	(2)
(9)(b)	Amended Appendix A to Custodian Agreement (December 1, 2012)	(11)
(10)(a)	Pioneer Funds Distribution Plan	(4)
(10)(b)	Appendix A and Appendix B to Pioneer Funds Distribution Plan (January 2013)	(11)
(10)(c)	Multiclass Plan Pursuant to Rule 18f-3	(4)
(11)	Opinion of Counsel (legality of securities being offered)	(9)
(12)	Final opinion as to tax matters and consent	(**)
(13)(a)	Master Investment Company Service Agreement between the Trust and Pioneer Investment Management Shareholder Services, Inc.	(2)
(13)(b)	Amendment No. 6 to Master Investment Company Service Agreement (December 1, 2012)	(11)
(13)(c)	Amended and Restated Administration Agreement (November 1, 2009)	(7)
(13)(d)	Appendix A to Amended and Restated Administration Agreement (December 1, 2012)	(11)
(13)(e)	Sub-Administration Agreement (March 5, 2012)	(8)
(14)	Consent of Independent Registered Public Accounting Firm	(10)
(15)	Not applicable
(16)	Power of Attorney	(9)
(17)(a)	Code of Ethics of the Pioneer Funds, Pioneer Funds Distributor, Inc., Pioneer Institutional Asset Management, Inc., and Pioneer Investment Management, Inc. (February 1, 2010)	(6)
(17)(b)	Prospectus of Pioneer Independence Fund dated May 1, 2012, as supplemented, and Statement of Additional Information of Pioneer Independence Fund dated May 1, 2012, as supplemented	(9)
(17)(c)	Annual Report of Pioneer Independence Fund, for the fiscal year ended December 31, 2012	(9)
(17)(d)	Prospectus of Pioneer Disciplined Growth Fund dated December 31, 2012, as supplemented, and Statement of Additional Information of Pioneer Disciplined Growth Fund dated December 31, 2012, as supplemented	(9)
(17)(e)	Annual Report of Pioneer Disciplined Growth Fund for the fiscal year ended August 31, 2012	(9)

(1) Previously filed. Incorporated herein by reference from the exhibits filed with Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-42105 and 811-08547) as filed with the Securities and Exchange Commission (the "SEC") on March 12, 1998 (Accession No. 0001051010-99-000047).

(2) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-42105 and 811-08547) as filed with the SEC on March 9, 2006 (Accession No. 0001051010-06-000004).

(3) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-42105 and 811-08547) as filed with the SEC on February 28, 2007 (Accession No. 0001051010-07-000003).

(4) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-42105 and 811-08547) as filed with the SEC on April 25, 2008 (Accession No. 0001051010-08-000007).

(5) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-42105 and 811-08547) as filed with the SEC on April 30, 2009 (Accession No. 0001094522-09-000006).

(6) Previously filed.  Incorporated  herein by reference from the exhibits filed with Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-42105 and 811-08547) as filed with the SEC on April 29, 2010 (Accession No. 0001051010-10-000004).

(7) Previously filed.  Incorporated  herein by reference from the exhibits filed with Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-42105 and 811-08547) as filed with the SEC on April 29, 2011 (Accession No. 0000078713-11-000045).

(8) Previously filed.  Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No.20 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-42105 and 811-08547) as filed with the SEC on April 27, 2012 (Accession No. 0001051010-12-000014).

(9) Previously filed. Incorporated herein by reference from the exhibits filed with the Registrant’s Registration Statement on Form N-14 (File No. 333-187078) as filed with the SEC on March 6, 2013 (Accession No. 0000891804-13-000342).

(10) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-187078) as filed with the SEC on April 26, 2013 (Accession No. 0000891804-13-000561).

(11) Previously filed.  Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-42105 and 811-08547) as filed with the SEC on April 29, 2013 (Accession No. 0000276776-13-000064).

(*) Attached as Exhibit C to the combined Information Statement/Prospectus

(**) Filed herewith.

ITEM 17. UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party which is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-14 pursuant to rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on the 29th day of August 2013.

PIONEER SERIES TRUST XII

By:              /s/ Daniel K. Kingsbury
Name:  Daniel K. Kingsbury
Title:   Trustee and Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ John F. Cogan, Jr.* John F. Cogan, Jr	President (Principal Executive Officer) and Trustee	August 29, 2013

/s/ Mark E. Bradley Mark E. Bradley	Treasurer (Principal Financial and Accounting Officer)	August 29, 2013

/s/ David R. Bock* David R. Bock	Trustee	August 29, 2013

/s/ Benjamin M. Friedman* Benjamin M. Friedman	Trustee	August 29, 2013
/s/ Margaret B.W. Graham* Margaret B.W. Graham	Trustee	August 29, 2013

/s/ Daniel K. Kingsbury Daniel K. Kingsbury	Executive Vice President and Trustee	August 29, 2013

/s/ Thomas J. Perna* Thomas J. Perna	Chairman of the Board and Trustee	August 29, 2013

/s/ Marguerite A. Piret* Marguerite A. Piret	Trustee	August 29, 2013

/s/ Stephen K West* Stephen K. West	Trustee	August 29, 2013

* By:                            /s/ Daniel K. Kingsbury
                 Daniel K. Kingsbury, Attorney-in-Fact

EXHIBIT INDEX

The following exhibits are filed as part of this Registration Statement:

Exhibit No.	Description
(12)	Final opinion as to tax matters and consent